UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

January 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 21.8%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 4.441%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)(2)	$16,029,390	$2,552,018
Series 2182, Class ZC, 7.50%, 9/15/29	181,009	205,874
Series 2631, (Interest Only), Class DS, 5.541%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)(2)	3,025,027	447,062
Series 2953, (Interest Only), Class LS, 5.141%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)(2)	2,524,538	219,691
Series 2956, (Interest Only), Class SL, 5.441%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)(2)	1,558,772	255,797
Series 3114, (Interest Only), Class TS, 5.091%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)(2)	5,569,712	663,197
Series 3153, (Interest Only), Class JI, 5.061%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)(2)	3,655,049	584,912
Series 3727, (Interest Only), Class PS, 5.141%, (6.70% - 1 mo. USD LIBOR), 11/15/38(1)(2)	2,028,514	33,267
Series 3745, (Interest Only), Class SA, 5.191%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)(2)	2,267,044	143,254
Series 3845, (Interest Only), Class ES, 5.091%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)(2)	1,339,415	41,302
Series 3969, (Interest Only), Class SB, 5.091%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)(2)	1,599,649	84,484
Series 3973, (Interest Only), Class SG, 5.091%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)(2)	2,978,234	235,818
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	3,307,767	624,845
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	15,156,408	2,206,496
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	12,828,864	1,431,808
Series 4070, (Interest Only), Class S, 4.541%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)(2)	19,042,222	2,786,438
Series 4095, (Interest Only), Class HS, 4.541%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)(2)	6,314,009	797,705
Series 4109, (Interest Only), Class ES, 4.591%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)(2)	90,935	15,031
Series 4109, (Interest Only), Class KS, 4.541%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)(2)	1,467,220	67,296
Series 4109, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)(2)	7,388,377	1,198,853
Series 4149, (Interest Only), Class S, 4.691%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)(2)	5,591,844	863,896
Series 4163, (Interest Only), Class GS, 4.641%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)(2)	4,443,725	766,326
Series 4169, (Interest Only), Class AS, 4.691%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)(2)	6,961,043	1,009,353
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	5,772,805	483,242
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	9,774,596	975,668
Series 4189, (Interest Only), Class SQ, 4.591%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)(2)	7,518,499	1,127,056
Series 4203, (Interest Only), Class QS, 4.691%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)(2)	5,310,226	732,515
Series 4212, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)(2)	13,883,986	1,304,060
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	1,877,648	39,087
Series 4273, Class SP, 7.819%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(2)	516,145	594,828
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	9,153,813	863,168
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	3,591,279	753,614
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	3,477,421	578,603
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	7,027,083	1,445,209
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	4,758,971	696,814
Series 4381, (Interest Only), Class SK, 4.591%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)(2)	7,816,493	1,389,579
Series 4388, (Interest Only), Class MS, 4.541%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)(2)	8,853,701	1,635,703
Series 4407, Class LN, 5.667%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	251,405	232,909
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(1)	10,458,700	1,903,756
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	1,662,611	1,055,998
Series 4452, (Interest Only), Class SP, 4.641%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)(2)	15,182,200	2,161,438
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	4,363,845	3,633,229
Series 4497, (Interest Only), Class CS, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)(2)	23,220,244	4,512,634
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	12,806,110	2,232,716

Security	Principal Amount	Value
Series 4507, (Interest Only), Class SJ, 4.621%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)(2)	$13,308,418	$2,474,463
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	8,215,623	1,195,213
Series 4528, (Interest Only), Class BS, 4.591%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)(2)	12,696,900	2,464,316
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(1)	13,795,904	2,363,419
Series 4637, Class CU, 3.00%, 8/15/44	14,247,644	13,522,587
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(1)	6,492,587	1,014,861
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(1)	12,506,282	2,159,116
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(1)	7,445,264	1,125,331
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(1)	27,073,299	4,213,550
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(1)	14,373,291	2,097,658
Series 4677, Class SB, 9.729%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(2)	3,652,279	3,584,940
Series 4703, Class TZ, 4.00%, 7/15/47	385,493	382,032
Series 4744, (Interest Only), Class IO, 4.00%, 11/15/47(1)	9,969,416	2,137,904
Series 4749, (Interest Only), Class IL, 4.00%, 12/15/47(1)	8,424,096	1,932,602

		$86,254,541

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.211%, (1 mo. USD LIBOR + 4.65%), 10/25/28(4)	$1,750,000	$2,015,138
Series 2017-DNA1, Class B1, 6.511%, (1 mo. USD LIBOR + 4.95%), 7/25/29(4)	1,244,000	1,392,916
Series 2017-DNA1, Class M2, 4.811%, (1 mo. USD LIBOR + 3.25%), 7/25/29(4)	13,000,000	14,078,852
Series 2017-DNA2, Class M2, 5.011%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	20,310,000	22,221,157
Series 2017-DNA3, Class M2, 4.061%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	8,659,000	8,980,174
Series 2018-DNA1, Class M2, 3.361%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	5,000,000	5,006,670

		$53,694,907

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$367,507	$403,623
Series 1994-42, Class K, 6.50%, 4/25/24	230,694	248,399
Series 2004-46, (Interest Only), Class SI, 4.439%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)(2)	5,219,375	629,410
Series 2005-17, (Interest Only), Class SA, 5.139%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)(2)	2,743,488	499,497
Series 2005-71, (Interest Only), Class SA, 5.189%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)(2)	2,700,088	245,509
Series 2005-105, (Interest Only), Class S, 5.139%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)(2)	2,513,089	423,816
Series 2006-44, (Interest Only), Class IS, 5.039%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)(2)	2,153,450	349,420
Series 2006-65, (Interest Only), Class PS, 5.659%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)(2)	2,141,079	394,916
Series 2006-96, (Interest Only), Class SN, 5.639%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)(2)	2,965,438	471,482
Series 2006-104, (Interest Only), Class SD, 5.079%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)(2)	2,165,608	350,690
Series 2006-104, (Interest Only), Class SE, 5.069%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)(2)	1,443,738	243,190
Series 2007-50, (Interest Only), Class LS, 4.889%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)(2)	2,981,153	483,451
Series 2008-26, (Interest Only), Class SA, 4.639%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)(2)	3,985,319	590,016
Series 2008-61, (Interest Only), Class S, 4.539%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)(2)	6,736,874	1,023,184
Series 2009-62, Class WA, 5.573%, 8/25/39(5)	2,297,764	2,467,596
Series 2010-99, (Interest Only), Class NS, 5.039%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)(2)	3,284,762	170,514
Series 2010-124, (Interest Only), Class SJ, 4.489%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)(2)	3,151,655	227,706
Series 2010-135, (Interest Only), Class SD, 4.439%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)(2)	6,473,264	457,985
Series 2011-45, (Interest Only), Class SA, 5.089%, (6.65% - 1 mo. USD LIBOR), 1/25/29(1)(2)	2,383,679	52,595
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	6,006,982	585,070
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	4,538,987	442,230
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	7,467,221	732,515

Security	Principal Amount	Value
Series 2012-24, (Interest Only), Class S, 3.939%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)(2)	$3,380,692	$233,446
Series 2012-30, (Interest Only), Class SK, 4.989%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)(2)	9,581,066	1,264,552
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	11,501,973	1,194,668
Series 2012-56, (Interest Only), Class SU, 5.189%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)(2)	3,232,463	154,810
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	13,061,767	1,399,973
Series 2012-73, (Interest Only), Class MS, 4.489%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)(2)	11,564,325	928,479
Series 2012-76, (Interest Only), Class GS, 4.489%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)(2)	7,074,868	638,622
Series 2012-86, (Interest Only), Class CS, 4.539%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)(2)	4,816,137	411,008
Series 2012-94, (Interest Only), Class KS, 5.089%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)(2)	17,304,921	2,223,205
Series 2012-94, (Interest Only), Class SL, 5.139%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)(2)	12,978,691	1,688,324
Series 2012-97, (Interest Only), Class PS, 4.589%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)(2)	12,976,139	1,898,707
Series 2012-103, (Interest Only), Class GS, 4.539%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)(2)	12,411,144	1,055,001
Series 2012-112, (Interest Only), Class SB, 4.589%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)(2)	10,559,608	1,502,709
Series 2012-124, (Interest Only), Class IO, 1.43%, 11/25/42(1)	15,934,030	648,330
Series 2012-139, (Interest Only), Class LS, 4.582%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)(2)	9,006,215	1,747,651
Series 2012-147, (Interest Only), Class SA, 4.539%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)(2)	11,576,756	2,070,423
Series 2012-150, (Interest Only), Class PS, 4.589%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)(2)	10,583,067	1,575,828
Series 2012-150, (Interest Only), Class SK, 4.589%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)(2)	16,452,958	2,366,747
Series 2013-6, Class TA, 1.50%, 1/25/43	2,838,168	2,737,570
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	27,875,192	4,622,253
Series 2013-12, (Interest Only), Class SP, 4.089%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)(2)	4,923,207	567,221
Series 2013-15, (Interest Only), Class DS, 4.639%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)(2)	11,998,381	1,918,064
Series 2013-23, (Interest Only), Class CS, 4.689%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)(2)	6,479,900	963,260
Series 2013-54, (Interest Only), Class HS, 4.739%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)(2)	11,088,611	1,111,859
Series 2013-64, (Interest Only), Class PS, 4.689%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)(2)	7,984,292	1,083,103
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	12,565,242	1,961,403
Series 2013-75, (Interest Only), Class SC, 4.689%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)(2)	19,441,275	1,944,388
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	4,058,688	485,975
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	3,864,212	797,333
Series 2014-41, (Interest Only), Class SA, 4.489%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)(2)	7,772,163	1,659,448
Series 2014-43, (Interest Only), Class PS, 4.539%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)(2)	8,356,029	1,477,179
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	12,583,728	2,030,694
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	4,570,349	627,743
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	9,010,653	1,640,136
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	7,502,867	1,208,932
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	12,446,314	2,327,925
Series 2015-6, (Interest Only), Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)(2)	23,129,905	1,715,712
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	15,118,924	2,293,731
Series 2015-17, (Interest Only), Class SA, 4.639%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)(2)	13,007,426	1,968,744
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	7,656,732	1,231,313
Series 2015-31, (Interest Only), Class SG, 4.539%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)(2)	16,009,109	3,365,451
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	8,999,204	1,397,969

Security	Principal Amount	Value
Series 2015-47, (Interest Only), Class SG, 4.589%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)(2)	$10,033,913	$1,871,570
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	21,027,381	3,548,301
Series 2015-93, (Interest Only), Class BS, 4.589%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)(2)	12,775,867	2,468,508
Series 2015-95, (Interest Only), Class SB, 4.439%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)(2)	18,163,766	2,984,207
Series 2016-1, (Interest Only), Class SJ, 4.589%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)(2)	25,288,920	4,627,253
Series 2017-46, (Interest Only), Class NI, 3.00%, 8/25/42(1)	14,205,802	2,043,145
Series 2017-66, Class ZJ, 3.00%, 9/25/57	5,840,442	5,302,811
Series 2017-76, Class Z, 3.00%, 10/25/57	11,107,866	10,406,480

		$108,884,978

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.811%, (1 mo. USD LIBOR + 4.25%), 1/25/29(4)	$9,000,000	$10,177,217
Series 2017-C01, Class 1M2, 5.111%, (1 mo. USD LIBOR + 3.55%), 7/25/29(4)	4,923,016	5,377,263
Series 2017-C03, Class 1M2, 4.561%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	6,300,000	6,682,337
Series 2017-C05, Class 1M2, 3.761%, (1 mo. USD LIBOR + 2.20%), 1/25/30(4)	45,500,000	46,285,607

		$68,522,424

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.109%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)(2)	$5,477,603	$292,576
Series 2014-68, (Interest Only), Class KI, 0.865%, 10/20/42(1)	15,210,228	434,594
Series 2015-116, (Interest Only), Class AS, 4.139%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)(2)	10,986,615	1,212,086
Series 2017-96, Class ZM, 3.00%, 6/20/47	1,845,414	1,801,098
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(2)	2,904,394	2,921,446
Series 2017-104, (Interest Only), Class SD, 4.639%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)(2)	17,669,013	3,324,220
Series 2017-110, Class ZJ, 3.00%, 7/20/47	8,437,604	7,888,697
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,486,169	3,318,731
Series 2017-121, (Interest Only), Class DS, 2.939%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)(2)	21,840,344	1,471,880
Series 2017-137, (Interest Only), Class AS, 2.939%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)(2)	32,162,041	2,261,439

		$24,926,767

Total Collateralized Mortgage Obligations (identified cost $374,940,682)		$342,283,617

Mortgage Pass-Throughs — 3.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.856%, (COF + 1.25%), with maturity at 2035(6)	$625,695	$645,447
4.408%, (COF + 1.25%), with maturity at 2030(6)	208,598	222,548
6.50%, with maturity at 2036	1,506,429	1,686,480
7.00%, with various maturities to 2036	2,637,058	2,987,253
7.50%, with maturity at 2035	821,269	939,322
8.00%, with maturity at 2026	216,790	221,848

		$6,702,898

Security	Principal Amount	Value
Federal National Mortgage Association:
3.691%, (COF + 1.25%), with maturity at 2035(6)	$551,793	$578,213
3.801%, (COF + 1.78%), with maturity at 2035(6)	1,380,514	1,472,836
6.00%, with various maturities to 2032	583,049	651,398
6.50%, with various maturities to 2036	2,217,714	2,467,062
7.00%, with various maturities to 2037	4,504,191	5,148,668
7.50%, with maturity at 2035	4,555,457	5,234,112
8.50%, with maturity at 2032	279,966	331,392
9.50%, with maturity at 2028	463,312	509,784

		$16,393,465

Government National Mortgage Association:
5.00%, with maturity at 2047	$17,711,391	$18,742,941
7.00%, with various maturities to 2035	7,667,039	8,787,850

		$27,530,791

Total Mortgage Pass-Throughs (identified cost $49,400,718)		$50,627,154

Commercial Mortgage-Backed Securities — 5.8%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(5)(7)	$800,000	$685,843
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(7)	5,650,000	4,615,570
Series 2015-CR22, Class D, 4.122%, 3/10/48(5)(7)	10,277,500	8,630,389
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	8,195,169
Series 2015-CR27, Class D, 3.472%, 10/10/48(5)(7)	10,000,000	8,182,435
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.661%, 4/15/47(5)(7)	2,081,000	1,865,023
Series 2014-C22, Class D, 4.559%, 9/15/47(5)(7)	3,430,000	2,964,500
Series 2014-C23, Class D, 3.958%, 9/15/47(5)(7)	1,500,000	1,292,917
Series 2014-C25, Class D, 3.946%, 11/15/47(5)(7)	11,000,000	8,907,032
Series 2015-C29, Class D, 3.702%, 5/15/48(5)	10,000,000	8,167,400
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.364%, 8/15/46(5)(7)	5,000,000	4,311,296
Series 2014-C16, Class D, 4.755%, 6/15/47(5)(7)	4,000,000	3,577,104
Series 2015-C23, Class D, 4.134%, 7/15/50(5)(7)	2,500,000	2,205,709
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(7)	1,699,000	1,279,870
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.544%, 5/10/45(5)(7)	2,625,750	2,618,872
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.513%, 12/10/45(5)(7)	5,000,000	4,354,036
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(7)	9,590,000	7,655,430
Series 2015-C29, Class D, 4.225%, 6/15/48(5)	2,000,000	1,703,258
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,167,765

Security	Principal Amount	Value
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	$8,000,000	$5,621,823

Total Commercial Mortgage-Backed Securities (identified cost $96,146,037)		$90,001,441

Asset-Backed Securities — 9.2%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 7.072%, (3 mo. USD LIBOR + 5.35%), 7/15/27(4)(7)	$3,500,000	$3,523,183
Series 2015-17A, Class C2, 6.572%, (3 mo. USD LIBOR + 4.85%), 1/15/28(4)(7)	3,400,000	3,458,075
Series 2015-17A, Class D, 8.072%, (3 mo. USD LIBOR + 6.35%), 1/15/28(4)(7)	2,000,000	2,026,857
Apidos CLO
Series 2015-21A, Class C, 5.284%, (3 mo. USD LIBOR + 3.55%), 7/18/27(4)(7)	4,000,000	4,041,340
Series 2015-21A, Class E, 8.184%, (3 mo. USD LIBOR + 6.45%), 7/18/27(4)(7)	2,000,000	2,006,380
Ares CLO, Ltd.
Series 2015-2A, Class E2, 6.96%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(7)	4,500,000	4,516,693
Series 2015-2A, Class F, 8.26%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(7)	2,000,000	2,001,907
Babson CLO, Ltd.
Series 2014-IIA, Class D, 5.331%, (3 mo. USD LIBOR + 3.60%), 10/17/26(4)(7)	5,000,000	5,025,850
Bain Capital Credit CLO
Series 2017-2A, Class E, 7.717%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(7)	2,250,000	2,301,607
Barings CLO, Ltd.
Series 2017-1A, Class E, 7.734%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(7)	2,900,000	2,941,226
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 5.17%, (3 mo. USD LIBOR + 3.45%), 7/15/26(4)(7)	4,000,000	4,018,260
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(4)(7)	1,000,000	998,601
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7.972%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(7)	1,000,000	1,007,143
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 5.322%, (3 mo. USD LIBOR + 3.60%), 10/15/26(4)(7)	5,000,000	5,025,995
Series 2015-5A, Class C, 5.795%, (3 mo. USD LIBOR + 4.05%), 1/20/28(4)(7)	4,000,000	4,085,212
Series 2015-5A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 1/20/28(4)(7)	2,000,000	2,047,217
Cent CLO LP
Series 2014-22A, Class C, 5.142%, (3 mo. USD LIBOR + 3.75%), 11/7/26(4)(7)	5,000,000	5,022,195
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 5.145%, (3 mo. USD LIBOR + 3.40%), 7/20/26(4)(7)	5,000,000	5,050,055
Series 2015-2A, Class F, 8.295%, (3 mo. USD LIBOR + 6.55%), 7/20/26(4)(7)	2,000,000	2,001,729
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 5.116%, (3 mo. USD LIBOR + 3.70%), 8/15/28(4)(7)	6,000,000	6,037,020
Series 2015-40A, Class E, 7.366%, (3 mo. USD LIBOR + 5.95%), 8/15/28(4)(7)	2,500,000	2,502,327
Galaxy CLO, Ltd.
Series 2015-21A, Class D, 5.263%, (3 mo. USD LIBOR + 3.90%), 1/20/28(4)(7)	5,000,000	5,044,985
Series 2015-21A, Class DR, (3 mo. USD LIBOR + 2.65%), 4/20/31(7)(8)	5,000,000	5,000,000
Series 2015-21A, Class E1, 6.963%, (3 mo. USD LIBOR + 5.60%), 1/20/28(4)(7)	2,500,000	2,520,461
Series 2015-21A, Class ER, (3 mo. USD LIBOR + 5.25%), 4/20/31(7)(8)	2,500,000	2,500,000
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 7.501%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(7)	3,000,000	3,012,376
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.234%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(7)	2,900,000	2,996,527

Security	Principal Amount	Value
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 5.345%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(7)	$3,500,000	$3,602,092
Series 2015-17A, Class ER, 8.245%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(7)	5,000,000	5,144,440
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 6.045%, (3 mo. USD LIBOR + 4.30%), 10/20/28(4)(7)	5,000,000	5,089,720
Series 2015-11A, Class E, 8.445%, (3 mo. USD LIBOR + 6.70%), 10/20/28(4)(7)	2,500,000	2,559,320
Oaktree CLO, Ltd.
Series 2014-1A, Class DR, 7.713%, (3 mo. USD LIBOR + 6.30%), 5/13/29(4)(7)	3,000,000	3,024,485
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.941%, (3 mo. USD LIBOR + 5.50%), 5/21/27(4)(7)	3,000,000	3,006,801
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 5.472%, (3 mo. USD LIBOR + 3.75%), 7/15/27(4)(7)	5,000,000	5,025,305
Series 2015-1A, Class E2, 8.222%, (3 mo. USD LIBOR + 6.50%), 7/15/27(4)(7)	3,000,000	3,017,018
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 7.641%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(7)	2,000,000	2,031,256
Series 2015-2A, Class CR, 5.445%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(7)	5,000,000	5,112,460
Recette CLO, LLC
Series 2015-1A, Class E, 7.445%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(7)	4,500,000	4,560,171
Series 2015-1A, Class F, 9.195%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(7)	2,000,000	2,021,225
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.202%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(7)	5,000,000	5,104,575
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.045%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(7)	2,000,000	2,031,410
Series 2017-1A, Class E, 8.154%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(7)	2,000,000	2,049,239

Total Asset-Backed Securities (identified cost $136,874,703)		$144,092,738

Small Business Administration Loans (Interest Only)(9) — 5.5%

Security	Principal Amount	Value
0.657%, 3/15/30	$2,999,423	$69,011
0.73%, 7/15/31	3,530,987	89,263
0.932%, 5/15/42	1,704,252	73,954
0.98%, 4/15/32	1,711,276	57,489
1.132%, 10/14/36	3,451,922	156,341
1.309%, 4/15/42 to 7/15/42	15,817,731	967,076
1.336%, 9/15/41	2,015,375	125,310
1.382%, 6/15/41	3,297,557	196,917
1.48%, 4/15/34	1,273,236	68,950
1.49%, 7/15/36	1,236,014	68,473
1.507%, 7/15/36	1,403,695	77,189
1.559%, 3/16/42 to 7/15/42	9,183,883	651,639
1.586%, 8/28/36 to 10/21/36	4,742,866	285,247
1.609%, 12/15/41 to 7/15/42	13,192,560	987,464
1.632%, 9/15/41 to 6/15/42	3,535,223	270,498
1.682%, 4/15/41 to 5/15/42	6,028,790	472,008
1.73%, 10/15/33	1,917,108	117,475
1.732%, 11/21/41	1,289,893	100,959
1.738%, 5/15/36	3,897,850	252,281
1.803%, 11/15/33	1,659,808	106,598
1.809%, 12/21/41 to 11/15/42	9,287,146	860,769

Security	Principal Amount	Value
1.836%, 11/9/36 to 2/15/40	$3,258,029	$233,728
1.859%, 12/28/41 to 6/15/42	19,491,449	1,646,283
1.882%, 11/19/36 to 12/15/36	5,205,725	372,303
1.909%, 2/15/42 to 7/15/42	12,524,999	1,176,479
1.934%, 7/15/42	1,825,514	169,008
1.959%, 11/29/30 to 8/15/42	9,224,245	802,020
1.982%, 10/15/37	1,141,397	82,754
2.032%, 2/15/42 to 5/15/42	4,898,303	490,670
2.055%, 1/15/38	1,192,630	93,328
2.059%, 5/15/42 to 7/15/42	5,316,465	516,950
2.109%, 4/15/33 to 7/15/42	7,541,665	709,817
2.159%, 5/15/42 to 6/15/42	6,622,286	653,188
2.182%, 11/15/40 to 12/15/40	2,028,020	191,070
2.209%, 8/15/42	3,420,205	349,579
2.211%, 5/15/36	1,675,695	137,898
2.232%, 1/15/41 to 1/15/42	4,958,533	512,184
2.282%, 11/1/29	1,611,189	122,252
2.309%, 4/15/42 to 7/15/42	5,471,333	626,755
2.359%, 1/11/42 to 6/15/42	25,476,783	2,768,026
2.382%, 6/15/42	1,806,304	199,125
2.386%, 7/15/40	1,486,842	142,578
2.405%, 3/15/39	970,686	96,158
2.409%, 1/15/38 to 7/15/42	24,847,502	2,758,415
2.432%, 3/15/41 to 6/15/42	5,075,307	546,291
2.459%, 12/15/26 to 8/15/42	16,219,664	1,698,932
2.482%, 2/23/41 to 3/15/41	2,158,232	230,897
2.509%, 5/15/27	1,241,222	87,946
2.532%, 11/15/42	1,724,974	213,621
2.557%, 1/15/41	1,170,733	125,460
2.559%, 7/15/42	2,235,417	290,707
2.586%, 4/15/36	1,505,287	144,613
2.609%, 5/15/27 to 7/15/42	16,217,287	1,864,080
2.632%, 4/15/41	1,303,719	153,795
2.636%, 5/15/41	1,480,779	167,258
2.659%, 6/15/36 to 7/15/42	6,499,843	802,088
2.682%, 2/15/41 to 4/15/42	6,955,130	863,828
2.709%, 5/15/27 to 9/15/42	29,731,854	3,567,445
2.732%, 8/15/42	1,254,408	179,645
2.782%, 8/15/26	817,686	55,278
2.859%, 5/15/32 to 7/15/42	22,412,758	3,028,712
2.882%, 8/16/42	50,532,533	7,301,446
2.886%, 8/15/40	1,086,251	128,312
2.909%, 11/15/41 to 7/15/42	14,596,067	2,055,053
2.932%, 5/15/34 to 7/15/42	9,311,257	1,116,396
2.936%, 10/15/40 to 7/15/42	5,531,619	742,371
2.949%, 8/15/42	1,904,105	263,970
2.959%, 1/15/27 to 1/15/43	20,534,392	2,489,243
2.982%, 2/15/41 to 7/15/42	9,253,329	1,390,733
2.984%, 5/15/42 to 6/15/42	4,262,244	654,438
3.032%, 9/15/23 to 6/15/42	8,792,033	1,012,315
3.109%, 12/15/41 to 8/15/42	11,104,653	1,654,413
3.128%, 6/15/32	703,833	83,506

Security	Principal Amount	Value
3.159%, 4/15/42 to 7/15/42	$20,527,970	$3,106,284
3.182%, 7/15/41 to 9/15/41	1,419,053	228,219
3.185%, 8/15/39	1,615,341	214,386
3.209%, 12/15/26 to 10/15/42	21,970,596	2,898,084
3.232%, 7/15/37 to 4/15/42	5,369,803	739,939
3.236%, 7/15/28 to 4/15/42	3,026,317	402,302
3.282%, 6/21/26 to 7/15/42	11,146,632	1,528,027
3.359%, 3/15/42 to 7/15/42	5,667,543	884,791
3.409%, 4/15/42 to 12/15/42	6,353,293	1,055,921
3.432%, 11/7/39 to 2/15/42	3,669,972	597,048
3.459%, 2/15/27 to 8/15/42	20,613,115	2,785,475
3.482%, 5/15/36 to 7/15/42	5,990,785	996,077
3.532%, 4/15/23 to 8/15/42	4,663,279	558,084
3.609%, 5/15/32 to 6/15/42	14,909,501	2,457,231
3.635%, 8/15/41	2,724,104	477,184
3.636%, 2/15/41 to 12/15/41	2,079,460	351,837
3.659%, 5/15/42 to 7/15/42	12,955,922	2,340,571
3.682%, 11/15/31 to 5/15/42	7,132,448	1,198,866
3.709%, 1/15/24 to 8/15/42	42,714,836	5,843,868
3.732%, 12/15/36 to 4/15/42	7,938,548	1,335,275
3.782%, 10/15/23 to 6/15/42	14,668,474	1,906,665

Total Small Business Administration Loans (Interest Only) (identified cost $83,657,531)		$85,724,405

Senior Floating-Rate Loans — 1.5%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 0.1%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	$2,241	$2,277,213

		$2,277,213

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	$10,000	$10,095,310

		$10,095,310

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 28, 2024	$2,459	$2,479,518

		$2,479,518

Lodging and Casinos — 0.4%
Hilton Worldwide Finance, LLC, Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	$5,713	$5,763,054

		$5,763,054

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Oil and Gas — 0.2%
MEG Energy Corp., Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$3,922	$3,944,787

			$3,944,787

Total Senior Floating-Rate Loans (identified cost $24,459,672)			$24,559,882

Foreign Government Bonds — 30.7%

Security	Principal Amount (000’s omitted)		Value
Australia — 1.4%
Australia Government Bond, 3.00%, 3/21/47(11)	AUD	28,961	$21,557,154

Total Australia			$21,557,154

Dominican Republic — 1.2%
Dominican Republic, 10.375%, 3/4/22(11)	DOP	264,300	$5,856,617
Dominican Republic, 10.40%, 5/10/19(11)	DOP	181,700	3,886,945
Dominican Republic, 14.00%, 6/8/18(11)	DOP	257,200	5,402,862
Dominican Republic, 15.00%, 4/5/19(11)	DOP	51,300	1,152,487
Dominican Republic, 15.95%, 6/4/21(11)	DOP	12,200	309,129
Dominican Republic, 16.00%, 7/10/20(11)	DOP	41,700	1,014,657
Dominican Republic, 16.95%, 2/4/22(11)	DOP	30,000	803,779

Total Dominican Republic			$18,426,476

Iceland — 2.6%
Republic of Iceland, 5.00%, 11/15/28	ISK	571,467	$5,588,736
Republic of Iceland, 6.50%, 1/24/31	ISK	1,910,543	21,360,194
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	14,394,924

Total Iceland			$41,343,854

Indonesia — 3.5%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	21,013,000	$1,647,955
Indonesia Government Bond, 8.25%, 5/15/36	IDR	639,966,000	53,894,138

Total Indonesia			$55,542,093

Japan — 6.8%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(12)	JPY	2,867,466	$27,587,245
Japan Government CPI Linked Bond, 0.10%, 3/10/25(12)	JPY	5,315,047	51,159,211
Japan Government CPI Linked Bond, 0.10%, 3/10/26(12)	JPY	2,916,733	28,208,177

Total Japan			$106,954,633

New Zealand — 5.5%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	42,439	$32,630,845
New Zealand Government Bond, 2.50%, 9/20/35(11)(12)	NZD	594	483,391
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	61,416	52,436,789

Total New Zealand			$85,551,025

Security	Principal Amount (000’s omitted)		Value
Russia — 4.3%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$13,531,744
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	704,558
Russia Government Bond, 7.70%, 3/23/33	RUB	1,720,000	31,464,381
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	3,147,680
Russia Government Bond, 8.50%, 9/17/31	RUB	948,127	18,549,948

Total Russia			$67,398,311

Serbia — 1.4%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$21,066,305

Total Serbia			$21,066,305

Sri Lanka — 0.9%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$94,343
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	31,000	211,409
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,372,728
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	829,288
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,702,337
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,753,683
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	538,812
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	122,000	848,000
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	76,788
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	579,000	4,160,738
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	97,000	698,470

Total Sri Lanka			$14,286,596

Suriname — 0.1%
Republic of Suriname, 9.25%, 10/26/26(11)	USD	1,990	$2,109,400

Total Suriname			$2,109,400

Thailand — 3.0%
Thailand Government Bond, 1.25%, 3/12/28(11)(12)	THB	1,491,115	$46,631,492

Total Thailand			$46,631,492

Total Foreign Government Bonds (identified cost $442,255,489)			$480,867,339

Foreign Corporate Bonds — 0.1%
Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(4)(11)	ARS	8,500	$426,853
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(4)(11)	USD	525	467,969

Total Argentina			$894,822

Total Foreign Corporate Bonds (identified cost $1,111,922)			$894,822

U.S. Treasury Obligations — 3.6%

Security	Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(13)(14)	$58,107,145	$56,948,848

Total U.S. Treasury Obligations (identified cost $57,828,943)		$56,948,848

Common Stocks — 0.4%

Security	Shares	Value
Iceland — 0.4%
Eik Fasteignafelag HF(15)	3,180,300	$325,893
Eimskipafelag Islands HF	326,400	784,217
Hagar HF	1,861,500	764,860
Marel HF	172,523	600,737
Reginn HF(15)	1,843,700	483,326
Reitir Fasteignafelag HF	1,090,500	988,355
Siminn HF	13,922,800	584,532
Sjova-Almennar Tryggingar HF	2,002,600	346,667
Vatryggingafelag Islands HF	9,928,400	1,203,083

Total Iceland		$6,081,670

Total Common Stocks (identified cost $6,638,507)		$6,081,670

Closed-End Funds — 4.5%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,000,336	$10,873,652
BlackRock Multi-Sector Income Trust	675,742	11,994,421
Brookfield Real Assets Income Fund, Inc.	419,101	9,844,682
MFS Multimarket Income Trust	1,093,200	6,482,676
Nuveen Global High Income Fund	456,000	7,624,320
Nuveen Mortgage Opportunity Term Fund	324,311	7,812,652
Prudential Global Short Duration High Yield Fund, Inc.	293,307	4,182,558
Wells Fargo Income Opportunities Fund	669,620	5,584,631
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,431,097

Total Closed-End Funds (identified cost $71,991,087)		$70,830,689

Exchange-Traded Notes (ETN) — 0.3%

Security	Units	Value
VelocityShares Daily Inverse VIX Short-Term ETN (Credit Suisse AG), 0.00%, 12/4/30(16)	36,000	$4,519,800

Total Exchange-Traded Notes (identified cost $3,328,240)		$4,519,800

Other — 2.2%

Security	Shares		Value
Reinsurance — 2.2%
Altair V Reinsurance(15)(17)(18)(19)		5,000	$2,275,000
Altair VI Reinsurance(15)(17)(18)(19)		1,000	5,036,500
Blue Lotus Re, Ltd.(15)(17)(18)(19)		6,000	6,000,000
Eden Re II, Ltd.(7)(15)(17)(18)		2,500,000	2,489,500
Eden Re II, Ltd.(7)(15)(17)(18)		7,500,000	7,497,750
Eden Re II, Ltd.(7)(15)(17)(18)		2,500,000	2,135,750
Mt. Logan Re, Ltd.(15)(17)(18)(19)		10,000	10,025,325

Total Other (identified cost $38,536,500)			$35,459,825

Short-Term Investments — 8.8%

Foreign Government Securities — 4.8%

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 2.6%
Czech Republic Ministry of Finance Bill, 0.00%, 4/20/18	CZK	837,000	$41,114,866

Total Czech Republic			$41,114,866

Egypt — 2.2%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	49,650	$2,814,205
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	43,825	2,465,740
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	41,025	2,311,129
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	211,400	11,654,293
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	135,400	7,473,336
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	45,125	2,446,907
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	83,300	4,473,460
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	12,875	689,224

Total Egypt			$34,328,294

Total Foreign Government Securities (identified cost $72,888,719)			$75,443,160

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(14)		$10,500	$10,488,700

Total U.S. Treasury Obligations (identified cost $10,489,465)			$10,488,700

Other — 3.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(20)	52,347,601	$52,352,836

Total Other (identified cost $52,345,666)		$52,352,836

Total Short-Term Investments (identified cost $135,723,850)		$138,284,696

Total Purchased Options and Swaptions — 1.6% (identified cost $23,648,332)		$24,292,909

Total Investments — 99.2% (identified cost $1,546,542,213)		$1,555,469,835

Total Written Options and Swaptions — (0.2)% (premiums received $2,703,298)		$(3,671,683)

Other Assets, Less Liabilities — 1.0%		$15,873,865

Net Assets — 100.0%		$1,567,672,017

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $224,983,587 or 14.4% of the Portfolio’s net assets.

(8)	When-issued security. For a variable rate security, interest rate will be determined after January 31, 2018.

(9)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $175,170,369 or 11.2% of the Portfolio’s net assets.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(15)	Non-income producing security.

(16)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(17)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(19)	Restricted security.

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $307,197.

(21)	Amount is less than 0.05% or (0.05)%, as applicable.

Currency Options Purchased — 0.0%(21)

Description	Counterparty	Notional Amount		Exercise Price	Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	35,500,000	CNH 7.12	3/8/18	$816
Put CNH/Call USD	Deutsche Bank AG	USD	20,485,000	CNH 7.15	3/12/18	574

Total						$1,390

Interest Rate Swaptions Purchased — 1.4%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR-BBA Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,560,000
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR-BBA Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	4,560,000

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 6/12/23 to pay 3-month USD-LIBOR-BBA Rate and receive 1.78%	Morgan Stanley & Co. International PLC	$270,000,000	6/8/18	$27,386
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR-BBA Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,809,147
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR-BBA Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	4,963,795
Option to enter into interest rate swap expiring 4/13/23 to receive 3-month USD-LIBOR-BBA Rate and pay 2.12%	Deutsche Bank AG	150,000,000	4/11/18	3,670,293

Total				$21,590,621

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR 15,368,357	EUR 3,100.00	5/3/22	$2,700,898

Total						$2,700,898

Currency Options Written — (0.0)%(21)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	35,500,000	CNH	7.12	3/8/18	$(816)
Put CNH/Call USD	Deutsche Bank AG	USD	10,200,000	CNH	7.15	3/12/18	(286)
Put CNH/Call USD	Deutsche Bank AG	USD	10,285,000	CNH	7.15	3/12/18	(288)

Total							$(1,390)

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 4/13/23 to receive 3-month USD-LIBOR-BBA Rate and pay 2.12%	Deutsche Bank AG	$150,000,000	4/11/18	$(3,670,293)

Total				$(3,670,293)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	16,000,000	USD	12,219,040	JPMorgan Chase Bank, N.A.	2/2/18	$673,757	$—
JPY	11,664,701,944	USD	106,863,652	Standard Chartered Bank	2/2/18	—	(14,683)
JPY	11,664,701,944	USD	107,538,508	Standard Chartered Bank	2/2/18	—	(689,539)
KRW	2,075,500,000	USD	1,937,909	BNP Paribas	2/2/18	5,717	—
KRW	481,400,000	USD	450,130	BNP Paribas	2/2/18	683	—
KRW	26,289,000,000	USD	24,580,645	Nomura International PLC	2/2/18	37,981	—
KRW	24,694,900,000	USD	23,057,796	UBS AG	2/2/18	68,017	—
NZD	16,700,000	USD	12,394,790	Australia and New Zealand Banking Group Limited	2/2/18	—	(87,724)
PHP	351,600,000	USD	6,736,923	Deutsche Bank AG	2/2/18	116,878	—
PHP	452,800,000	USD	8,654,848	Nomura International PLC	2/2/18	171,663	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	349,500,000	USD	6,690,596	Nomura International PLC	2/2/18	$122,270	$—
PHP	106,100,000	USD	2,024,326	UBS AG	2/2/18	43,900	—
USD	12,963,200	AUD	16,000,000	Australia and New Zealand Banking Group Limited	2/2/18	70,403	—
USD	106,863,652	JPY	11,664,701,944	Standard Chartered Bank	2/2/18	14,683	—
USD	103,900,968	JPY	11,664,701,944	Standard Chartered Bank	2/2/18	—	(2,948,001)
USD	449,486	KRW	481,400,000	BNP Paribas	2/2/18	—	(1,326)
USD	1,845,086	KRW	2,075,500,000	BNP Paribas	2/2/18	—	(98,539)
USD	24,546,218	KRW	26,289,000,000	Nomura International PLC	2/2/18	—	(72,408)
USD	21,959,611	KRW	24,694,900,000	UBS AG	2/2/18	—	(1,166,203)
USD	11,398,418	NZD	16,700,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(908,648)
USD	1,563,931	PHP	80,275,000	BNP Paribas	2/2/18	—	(884)
USD	7,009,940	PHP	359,680,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(1,366)
USD	9,038,709	PHP	463,505,000	Nomura International PLC	2/2/18	3,524	—
USD	6,939,276	PHP	356,540,000	UBS AG	2/2/18	—	(10,821)
KRW	15,229,600,000	USD	14,231,409	BNP Paribas	2/5/18	28,945	—
SEK	300,767,000	EUR	30,839,357	Goldman Sachs International	2/5/18	—	(119,378)
USD	13,593,003	KRW	15,229,600,000	BNP Paribas	2/5/18	—	(667,352)
AUD	34,000,000	USD	25,940,980	Standard Chartered Bank	2/9/18	1,454,854	—
ILS	160,600,000	USD	45,863,438	Goldman Sachs International	2/9/18	1,115,957	—
ILS	49,140,000	USD	14,019,415	Goldman Sachs International	2/9/18	355,226	—
ILS	8,600,000	USD	2,448,915	Goldman Sachs International	2/9/18	66,793	—
USD	20,051,376	AUD	26,280,687	Standard Chartered Bank	2/9/18	—	(1,124,546)
USD	9,752,396	EUR	8,371,975	Goldman Sachs International	2/9/18	—	(646,431)
USD	1,250,335	EUR	1,059,000	Standard Chartered Bank	2/9/18	—	(65,049)
USD	7,337,333	EUR	6,201,000	Standard Chartered Bank	2/9/18	—	(364,927)
USD	12,385,582	EUR	10,628,025	Standard Chartered Bank	2/9/18	—	(815,485)
USD	37,358,468	NZD	54,258,302	Standard Chartered Bank	2/9/18	—	(2,623,394)
USD	34,449,598	RUB	2,113,138,368	Bank of America, N.A.	2/9/18	—	(3,108,209)
USD	28,073,641	RUB	1,655,643,000	Deutsche Bank AG	2/9/18	—	(1,352,884)
USD	1,202,982	RUB	71,000,000	HSBC Bank USA, N.A.	2/9/18	—	(58,935)
USD	8,210,028	NZD	12,000,000	HSBC Bank USA, N.A.	2/12/18	—	(632,207)
USD	10,262,535	NZD	15,000,000	HSBC Bank USA, N.A.	2/12/18	—	(790,259)
IDR	200,438,700,000	USD	14,673,404	UBS AG	2/14/18	301,870	—
USD	32,230,000	IDR	440,261,800,000	UBS AG	2/14/18	—	(663,055)
USD	8,648,698	THB	285,740,000	Deutsche Bank AG	2/15/18	—	(477,106)
USD	4,996,641	THB	165,114,000	Standard Chartered Bank	2/15/18	—	(276,677)
NOK	98,268,840	USD	12,490,588	UBS AG	2/20/18	263,717	—
SEK	18,590,000	EUR	1,890,471	JPMorgan Chase Bank, N.A.	2/21/18	12,168	—
PEN	10,568,585	USD	3,244,385	Bank of America, N.A.	2/22/18	38,969	—
PEN	10,553,682	USD	3,241,203	Bank of America, N.A.	2/22/18	37,521	—
PEN	63,308,233	USD	19,485,452	Deutsche Bank AG	2/22/18	182,587	—
PEN	43,328,637	USD	13,335,992	Deutsche Bank AG	2/22/18	124,964	—
PEN	31,655,493	USD	9,746,149	Deutsche Bank AG	2/22/18	88,298	—
INR	835,627,000	USD	12,722,701	Standard Chartered Bank	2/26/18	364,827	—
PEN	151,468,569	USD	46,745,230	State Street Bank and Trust Company	3/5/18	289,609	—
USD	25,753,361	PEN	83,448,615	State Street Bank and Trust Company	3/5/18	—	(159,554)
SEK	53,703,000	EUR	5,396,625	Citibank, N.A.	3/12/18	115,870	—
SEK	2,896,000	EUR	290,619	Deutsche Bank AG	3/12/18	6,747	—
USD	8,462,249	NZD	12,375,000	Standard Chartered Bank	3/12/18	—	(653,517)
USD	11,020,413	NZD	16,116,000	Standard Chartered Bank	3/12/18	—	(851,078)
CZK	419,731,000	EUR	16,494,646	Goldman Sachs International	3/13/18	129,960	—
NOK	96,245,000	USD	12,223,217	Credit Agricole Corporate and Investment Bank	3/19/18	279,263	—
SEK	50,000,000	EUR	5,024,396	Deutsche Bank AG	3/21/18	108,243	—
ARS	222,500,000	USD	11,803,714	BNP Paribas	3/22/18	—	(735,456)
INR	37,700,000	USD	583,817	BNP Paribas	3/26/18	4,808	—
INR	37,700,000	USD	583,772	Goldman Sachs International	3/26/18	4,854	—
INR	27,100,000	USD	419,375	UBS AG	3/26/18	3,749	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,634,277	THB	53,972,000	JPMorgan Chase Bank, N.A.	3/26/18	$—	$(91,129)
INR	22,600,000	USD	353,125	Citibank, N.A.	3/27/18	—	(298)
INR	18,000,000	USD	281,822	Citibank, N.A.	3/27/18	—	(810)
INR	37,500,000	USD	580,585	Deutsche Bank AG	3/27/18	4,858	—
INR	38,700,000	USD	599,396	JPMorgan Chase Bank, N.A.	3/27/18	4,781	—
INR	37,500,000	USD	580,675	JPMorgan Chase Bank, N.A.	3/27/18	4,768	—
INR	47,400,000	USD	733,065	Nomura International PLC	3/27/18	6,935	—
INR	40,500,000	USD	626,644	UBS AG	3/27/18	5,634	—
EUR	406,801	USD	492,684	JPMorgan Chase Bank, N.A.	4/6/18	14,520	—
USD	3,943,491	EUR	3,315,000	JPMorgan Chase Bank, N.A.	4/6/18	—	(189,683)
AUD	5,594,000	USD	4,374,396	Australia and New Zealand Banking Group Limited	4/11/18	132,455	—
AUD	3,752,000	USD	2,820,277	Deutsche Bank AG	4/11/18	202,552	—
SEK	5,729,000	EUR	574,627	State Street Bank and Trust Company	4/11/18	13,784	—
USD	320,963	AUD	426,998	Deutsche Bank AG	4/11/18	—	(23,052)
USD	4,374,904	NZD	6,099,000	Australia and New Zealand Banking Group Limited	4/11/18	—	(116,730)
USD	6,836,376	NZD	10,005,000	Deutsche Bank AG	4/11/18	—	(531,848)
USD	8,727,283	NZD	12,772,331	Deutsche Bank AG	4/11/18	—	(678,954)
SEK	37,017,000	EUR	3,719,611	Deutsche Bank AG	4/12/18	80,654	—
USD	3,874,921	EUR	3,258,797	Standard Chartered Bank	4/12/18	—	(189,808)
USD	14,248,718	KRW	15,229,600,000	BNP Paribas	4/16/18	—	(11,207)
USD	12,493,499	CAD	15,513,690	JPMorgan Chase Bank, N.A.	4/17/18	—	(130,419)
USD	12,223,278	CAD	15,208,300	JPMorgan Chase Bank, N.A.	4/18/18	—	(152,289)
ARS	222,500,000	USD	11,217,545	Deutsche Bank AG	4/19/18	—	(303,222)
EUR	296,024	USD	350,560	JPMorgan Chase Bank, N.A.	4/19/18	18,846	—
USD	38,182,518	EUR	32,231,326	Deutsche Bank AG	4/26/18	—	(2,057,591)
USD	108,101,589	JPY	11,664,701,944	Standard Chartered Bank	5/1/18	687,188	—
AUD	16,000,000	USD	12,961,520	Australia and New Zealand Banking Group Limited	5/2/18	—	(70,643)
PHP	80,275,000	USD	1,554,994	BNP Paribas	5/2/18	422	—
PHP	359,680,000	USD	6,969,867	JPMorgan Chase Bank, N.A.	5/2/18	—	(675)
PHP	463,505,000	USD	8,987,445	Nomura International PLC	5/2/18	—	(6,530)
PHP	356,540,000	USD	6,900,997	UBS AG	5/2/18	7,354	—
USD	450,964	KRW	481,400,000	BNP Paribas	5/2/18	46	—
USD	24,622,085	KRW	26,289,000,000	Nomura International PLC	5/2/18	—	(2,306)
USD	12,384,687	NZD	16,700,000	Australia and New Zealand Banking Group Limited	5/2/18	87,473	—
THB	780,000,000	USD	23,582,766	Deutsche Bank AG	5/10/18	1,381,627	—
USD	16,737,853	EUR	14,023,000	JPMorgan Chase Bank, N.A.	5/10/18	—	(786,662)
USD	19,179,683	THB	634,368,000	Deutsche Bank AG	5/10/18	—	(1,123,667)
USD	6,388,751	THB	211,276,000	Standard Chartered Bank	5/10/18	—	(373,271)
AUD	5,594,000	USD	4,205,429	Australia and New Zealand Banking Group Limited	5/11/18	301,686	—
SEK	5,729,000	EUR	574,755	Credit Suisse International	5/11/18	13,672	—
USD	7,843,105	NZD	10,940,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(212,482)
USD	9,569,448	NZD	13,348,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(259,251)
USD	9,118,123	NZD	13,347,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(709,840)
USD	11,640,346	NZD	17,039,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(906,193)
USD	30,567,523	EUR	25,661,117	Standard Chartered Bank	5/17/18	—	(1,517,267)
USD	17,202,159	EUR	14,257,607	Standard Chartered Bank	5/24/18	—	(633,492)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,552,501)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(1,062,557)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(1,091,727)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(751,165)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(175,285)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(167,310)
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(374,193)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(235,441)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(40,750)

						$9,678,530	$(38,715,889)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date (1)	Notional Amount (000’s omitted)	Net Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(1,070,957)

				$(1,070,957)

(1)	At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	2,285	Short	Jun-18	$(559,253,750)	$5,510,329
CME 90-Day Eurodollar	5,411	Long	Dec-18	1,320,486,913	(4,478,663)
CME 90-Day Eurodollar	2,490	Short	Jun-19	(606,595,125)	4,139,625
CME 90-Day Eurodollar	5,411	Short	Dec-19	(1,316,293,388)	5,972,625
CME 90-Day Eurodollar	2,223	Short	Jun-20	(540,494,663)	2,361,937
Euro-Buxl	180	Short	Mar-18	(36,145,485)	1,416,857
Japan 10-Year Bond	95	Short	Mar-18	(130,808,830)	419,873
U.S. 5-Year Treasury Note	610	Short	Mar-18	(69,973,672)	552,813
U.S. 10-Year Deliverable Interest Rate Swap	445	Short	Mar-18	(42,358,437)	1,318,155

					$17,213,551

CME: Chicago Mercantile Exchange.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$132,893
LCH.Clearnet	EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	117,516
LCH.Clearnet	EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	99,310

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$73,236
LCH.Clearnet	EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	149,093
LCH.Clearnet	EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	96,796
LCH.Clearnet	EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(243,097)
LCH.Clearnet	EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(238,678)
LCH.Clearnet	EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(203,970)
LCH.Clearnet	EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(125,293)
LCH.Clearnet	EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	(276,444)
LCH.Clearnet	EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(173,390)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(124,112)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(142,485)
LCH.Clearnet	USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.14% (pays upon termination)	8/11/27	350,566
LCH.Clearnet	USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(641,465)
LCH.Clearnet	USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	1,168,628
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	400,692
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	420,219
LCH.Clearnet	USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	176,315
LCH.Clearnet	USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	167,106
LCH.Clearnet	USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	165,116

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	$108,810
LCH.Clearnet	USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	371,573

								$1,828,935

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

HICP - Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$525,887
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	170,349
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	1,009,855

							$1,706,091

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	140,842	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	$1,250
CME Group, Inc.	BRL	141,429	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	11,981
CME Group, Inc.	BRL	266,687	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	22,211
CME Group, Inc.	BRL	132,637	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	3,868
CME Group, Inc.	BRL	145,967	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—
CME Group, Inc.	BRL	290,157	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	144,291	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	$1,280
CME Group, Inc.	BRL	26,121	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(10,959)
CME Group, Inc.	BRL	26,424	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(11,086)
CME Group, Inc.	BRL	26,920	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	53,637	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	50,326	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	2,843
CME Group, Inc.	BRL	24,666	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	8,501
CME Group, Inc.	BRL	26,339	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	14,773
CME Group, Inc.	MXN	2,800,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	10/24/19	(1,328,667)
CME Group, Inc.	USD	4,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	2/24/19	596
CME Group, Inc.	USD	1,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	1.77% (pays semi-annually)	3/28/19	(429)
CME Group, Inc.	USD	100,000	Pays	3-month USD- LIBOR-BBA (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(554,148)
CME Group, Inc.	USD	45,000	Pays	3-month USD- LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(2,683,214)
CME Group, Inc.	USD	55,000	Pays	3-month USD- LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(3,279,484)
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(235,542)
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(166,519)
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(113,615)
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(54,451)
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(54,063)
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(92,891)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays quarterly)	10/19/26	$(180,425)
LCH.Clearnet	HUF	1,538,599	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(188,500)
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(89,644)
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(37,583)
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(57,264)
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(47,501)
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(230,658)
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(43,357)
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(40,138)
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(116,452)
LCH.Clearnet	JPY	497,770	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	431,224
LCH.Clearnet	JPY	412,230	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	348,685
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	631,599
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	412,668
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	402,758
LCH.Clearnet	JPY	1,013,000	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	96,109
LCH.Clearnet	JPY	922,000	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	85,795

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	JPY	456,000	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	$35,412
LCH.Clearnet	NZD	30,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually)	11/8/19	(32,160)
LCH.Clearnet	NZD	31,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually)	11/8/19	(32,576)
LCH.Clearnet	NZD	15,400	Receives	3-month NZD Bank Bill (pays quarterly)	2.18% (pays semi-annually)	11/8/19	(16,693)
LCH.Clearnet	NZD	30,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually)	11/9/19	(45,277)
LCH.Clearnet	NZD	59,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.19% (pays semi-annually)	11/10/19	(78,504)
LCH.Clearnet	NZD	61,800	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually)	11/10/19	(87,055)
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(443,993)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(379,177)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(131,906)
LCH.Clearnet	PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(474,288)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(100,724)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(162,416)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(106,287)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(125,562)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(167,685)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(135,705)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(53,292)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(75,954)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	$(44,532)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(272,308)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(47,061)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(50,786)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(136,929)
LCH.Clearnet	USD	1,528	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/13/27	82,960
LCH.Clearnet	USD	100,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	9/21/45	128,443
LCH.Clearnet	USD	45,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	10/28/45	2,561,069
LCH.Clearnet	USD	55,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	10/28/45	3,130,195
LCH.Clearnet	USD	11,693	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(1)	9/20/47	550,830
LCH.Clearnet (2)	USD	5,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(1)	3/21/48	144,953
LCH.Clearnet (2)	USD	3,500	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.55% (pays semi-annually)	6/11/55	171,318
LCH.Clearnet (2)	USD	3,500	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	7/27/55	54,666

							$(3,481,473)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)(pays quarterly)	1.45% (pays quarterly)	10/31/21	$792,583
Bank of America, N.A.	INR	522,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	26,514
Bank of America, N.A.	INR	435,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(2,861)
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31% (pays quarterly)	10/7/21	227,547
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31% (pays quarterly)	10/7/21	749,918
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.83% (pays quarterly)	1/17/27	164,482
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	264,828
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly)	1/17/27	241,206
Citibank, N.A.	KRW	12,100,000	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.00% (pays quarterly)	9/21/37	942,706
Deutsche Bank AG	INR	442,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	21,722
Deutsche Bank AG	INR	516,400	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	83,558
Goldman Sachs International	INR	1,912,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/19/22	(523,545)
Goldman Sachs International	INR	344,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	31,919
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	10.16% (pays annually)	3/18/20	3,250,949
JPMorgan Chase Bank, N.A.	INR	505,065	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/21/22	(126,201)
JPMorgan Chase Bank, N.A.	INR	516,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	78,288

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	$258,596
Standard Chartered Bank	INR	1,498,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.13% (pays semi-annually)	6/19/22	(400,984)
Standard Chartered Bank	INR	441,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	68,136

							$6,149,361

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX North America High Yield Index (CDX.NA.HY.28.V2)	ICE Clear Credit	$7,920	5.00% (pays quarterly)(1)	6/20/22	$(740,110)	$478,860	$(261,250)

					$(740,110)	$478,860	$(261,250)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$80,328
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(85,368)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(73,794)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(107,646)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 504,944,444 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	(35,686)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 513,220,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	$(14,682)
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	(14,393)

				$(251,241)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

USD	-	United States Dollar

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2018 were $16,646,499 or 1.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)*	$—	$(261,250)

Total		$—	$(261,250)

Equity Price	Options purchased	$2,700,898	$—

Total		$2,700,898	$—

Foreign Exchange	Currency options purchased	$1,390	$—
Foreign Exchange	Currency options written	—	(1,390)
Foreign Exchange	Forward foreign currency exchange contracts	9,678,530	(38,715,889)

Total		$9,679,920	$(38,717,279)

Interest Rate	Cross-currency swaps	$80,328	$(331,569)
Interest Rate	Financial futures contracts*	21,692,214	(4,478,663)
Interest Rate	Forward volatility agreements	—	(1,070,957)
Interest Rate	Inflation swaps	1,706,091	—
Interest Rate	Inflation swaps (centrally cleared)	3,997,869	(2,168,934)
Interest Rate	Interest rate swaps	7,202,952	(1,053,591)
Interest Rate	Interest rate swaps (centrally cleared)	9,335,987	(12,817,460)
Interest Rate	Interest rate swaptions purchased	21,590,621	—
Interest Rate	Interest rate swaptions written	—	(3,670,293)

Total		$65,606,062	$(25,591,467)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Restricted Securities

At January 31, 2018, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/16	5,000	$5,000,000	$2,275,000
Altair VI Reinsurance	12/29/17	1,000	5,036,500	5,036,500
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,000,000
Mt. Logan Re, Ltd.	1/2/18	10,000	10,000,000	10,025,325

Total Restricted Securities			$26,036,500	$23,336,825

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$342,283,617	$—	$342,283,617
Mortgage Pass-Throughs	—	50,627,154	—	50,627,154
Commercial Mortgage-Backed Securities	—	90,001,441	—	90,001,441
Asset-Backed Securities	—	144,092,738	—	144,092,738
Small Business Administration Loans (Interest Only)	—	85,724,405	—	85,724,405
Senior Floating-Rate Loans	—	24,559,882	—	24,559,882
Foreign Government Bonds	—	480,867,339	—	480,867,339
Foreign Corporate Bonds	—	894,822	—	894,822
U.S. Treasury Obligations	—	56,948,848	—	56,948,848
Common Stocks	6,081,670	—	—	6,081,670
Closed-End Funds	70,830,689	—	—	70,830,689
Exchange-Traded Notes (ETN)	4,519,800	—	—	4,519,800
Other	—	—	35,459,825	35,459,825

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
Foreign Government Securities	$—	$75,443,160	$—	$75,443,160
U.S. Treasury Obligations	—	10,488,700	—	10,488,700
Other	—	52,352,836	—	52,352,836
Currency Options Purchased	—	1,390	—	1,390
Interest Rate Swaptions Purchased	—	21,590,621	—	21,590,621
Call Options Purchased	—	2,700,898	—	2,700,898
Total Investments	$81,432,159	$1,438,577,851	$35,459,825	$1,555,469,835
Forward Foreign Currency Exchange Contracts	$—	$9,678,530	$—	$9,678,530
Futures Contracts	21,692,214	—	—	21,692,214
Swap Contracts	—	22,323,227	—	22,323,227
Total	$103,124,373	$1,470,579,608	$35,459,825	$1,609,163,806

Liability Description
Currency Options Written	$—	$(1,390)	$—	$(1,390)
Interest Rate Swaptions Written	—	(3,670,293)	—	(3,670,293)
Forward Foreign Currency Exchange Contracts	—	(38,715,889)	—	(38,715,889)
Forward Volatility Agreements	—	(1,070,957)	—	(1,070,957)
Futures Contracts	(4,478,663)	—	—	(4,478,663)
Swap Contracts	—	(17,111,664)	—	(17,111,664)
Total	$(4,478,663)	$(60,570,193)	$—	$(65,048,856)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Other
Balance as of October 31, 2017	$12,468,000
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(544,675)
Cost of purchases(1)	31,036,500
Proceeds from sales(1)	(7,500,000)
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of January 31, 2018	$35,459,825

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2018	$(456,175)

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018